Property, Plant and Equipment (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment (Textual)
Derecognized fully depreciated property at cost		₪ 1,232
Option extension term		49 years
Bezeq Group [Member]
Property, Plant and Equipment (Textual)
Derecognized fully depreciated property at cost	₪ 537	₪ 496
Bezeq Group [Member] | Copper cables [Member]
Property, Plant and Equipment (Textual)
Residual value	₪ 168	₪ 188